Note 10 - Short-term Borrowings - Repurchase Agreements (Details) - Overnight and Continuous [Member] $ in Thousands	Dec. 31, 2017 USD ($)
Repurchase agreements	$ 1,989
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Repurchase agreements	2,040
US States and Political Subdivisions Debt Securities [Member]
Repurchase agreements	495
US Government Agencies Debt Securities [Member]
Repurchase agreements	$ 2,535